Consolidated Statements of Changes in Equity - CLP ($) $ in Thousands		Issued Capital	Total other reserves	Reserves for exchange rate differences	Cash Flow hedge reserve	Actuarial gains or losses in employee benefits	Other reserves	Retained earnings	Equity attributable to owners of the parent	Non-Controlling interests	Total
Opening balance at Dec. 31, 2019		$ 270,737,574	$ 76,993,851	$ (339,076,340)	$ (14,850,683)	$ (2,230,752)	$ 433,151,626	$ 600,918,265	$ 948,649,690	$ 20,254,258	$ 968,903,948
Comprehensive income
Net Income								121,999,805	121,999,805	1,117,515	123,117,320
Other comprehensive (loss) income			(190,721,437)	(178,420,146)	(9,868,850)	(2,432,441)			(190,721,437)	(992,296)	(191,713,733)
Total comprehensive (loss) income			(190,721,437)	(178,420,146)	(9,868,850)	(2,432,441)		121,999,805	(68,721,632)	125,219	(68,596,413)
Dividends								(103,365,468)	(103,365,468)		(103,365,468)
Increase (decrease) from other changes	[1]							34,618,524	34,618,524		34,618,524
Total changes in equity			(190,721,437)	(178,420,146)	(9,868,850)	(2,432,441)		53,252,861	(137,468,576)	125,219	(137,343,357)
Ending balance at Dec. 31, 2020		270,737,574	(113,727,586)	(517,496,486)	(24,719,533)	(4,663,193)	433,151,626	654,171,126	811,181,114	20,379,477	831,560,591
Comprehensive income
Net Income								154,698,150	154,698,150	2,333,518	157,031,668
Other comprehensive (loss) income			151,016,896	75,916,398	75,323,231	(222,733)			151,016,896	879,539	151,896,435
Total comprehensive (loss) income			151,016,896	75,916,398	75,323,231	(222,733)		154,698,150	305,715,046	3,213,057	308,928,103
Dividends								(109,328,860)	(109,328,860)	(1,386,857)	(110,715,717)
Increase (decrease) from other changes	[1]							68,576,504	68,576,504	3,064,078	71,640,582
Total changes in equity			151,016,896	75,916,398	75,323,231	(222,733)		113,945,794	264,962,690	4,890,278	269,852,968
Ending balance at Dec. 31, 2021		270,737,574	37,289,310	(441,580,088)	50,603,698	(4,885,926)	433,151,626	768,116,920	1,076,143,804	25,269,755	1,101,413,559
Comprehensive income
Net Income								125,497,642	125,497,642	2,961,345	128,458,987
Other comprehensive (loss) income			(169,741,867)	(53,903,278)	(112,948,199)	(2,890,390)			(169,741,867)	(310,862)	(170,052,729)
Total comprehensive (loss) income			(169,741,867)	(53,903,278)	(112,948,199)	(2,890,390)		125,497,642	(44,244,225)	2,650,483	(41,593,742)
Dividends								(274,316,049)	(274,316,049)	(1,057,730)	(275,373,779)
Increase (decrease) from other changes	[1]							97,676,614	97,676,614	1,280,000	98,956,614
Total changes in equity			(169,741,867)	(53,903,278)	(112,948,199)	(2,890,390)		(51,141,793)	(220,883,660)	2,872,753	(218,010,907)
Ending balance at Dec. 31, 2022		$ 270,737,574	$ (132,452,557)	$ (495,483,366)	$ (62,344,501)	$ (7,776,316)	$ 433,151,626	$ 716,975,127	$ 855,260,144	$ 28,142,508	$ 883,402,652

[1]	Corresponds mainly to inflation effects on the equity of our Subsidiaries in Argentina (see Note 2.5.1)